7. SHARE CAPITAL (Details) - CAD ($)		12 Months Ended
		Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Share Capital Transaction 4
Shares, Issued	[1]			2,000,000
Sale of Stock, Price Per Share	[1]			$ 0.085
Stock Issued	[1]			$ 170,000
Share Capital Transaction 5
Stock Issued				$ 15,500
Share Capital Transaction 6
Shares, Issued	[1]			100,000
Sale of Stock, Price Per Share	[1]			$ 0.12
Stock Issued	[1]			$ 12,000
Share Capital Transaction 7
Shares, Issued				5,000,000
Sale of Stock, Price Per Share				$ 0.10
Stock Issued				$ 500,000
Finder's fee paid				$ 24,000
Finder's Warrants issued				240,000
Share Capital Transaction 8
Shares, Issued	[1]			100,000
Sale of Stock, Price Per Share	[1]			$ 0.09
Stock Issued	[1]			$ 9,000
Share Capital Transaction #9a
Shares, Issued			5,000,000
Sale of Stock, Price Per Share			$ 0.05
Stock Issued			$ 250,000
Share Capital Transaction #9b
Shares, Issued			10,203,333
Sale of Stock, Price Per Share			$ 0.06
Stock Issued			$ 612,200
Share Capital Transaction 10
Shares, Issued	[1]		125,000
Sale of Stock, Price Per Share	[1]		$ 0.065
Stock Issued	[1]		$ 8,125
Share Capital Transaction #11a
Shares, Issued			13,820,000
Sale of Stock, Price Per Share			$ 0.05
Stock Issued			$ 691,000
Share Capital Transaction #11b
Shares, Issued			6,908,333
Sale of Stock, Price Per Share			$ 0.06
Stock Issued			$ 414,500
Share Capital Transaction 12
Shares, Issued	[1]		1,136,363
Sale of Stock, Price Per Share	[1]		$ 0.066
Stock Issued	[1]		$ 75,000
Share Capital Transaction 13
Shares, Issued	[1]		100,000
Sale of Stock, Price Per Share	[1]		$ 0.065
Stock Issued	[1]		$ 6,500
Share Capital Transaction 14
Shares, Issued		22,000,000
Sale of Stock, Price Per Share		$ 0.05
Stock Issued		$ 1,100,000
Share Capital Transaction 15
Shares, Issued	[1]	125,000
Sale of Stock, Price Per Share	[1]	$ 0.09
Stock Issued	[1]	$ 11,250
Share Capital Transaction 16
Shares, Issued	[1]	500,000
Sale of Stock, Price Per Share	[1]	$ 0.085
Stock Issued	[1]	$ 42,500
Share Capital Transaction 17
Shares, Issued	[1]	500,000
Sale of Stock, Price Per Share	[1]	$ 0.13
Stock Issued	[1]	$ 65,000
Share Capital Transaction 18
Shares, Issued	[1]	200,000
Sale of Stock, Price Per Share	[1]	$ 0.13
Stock Issued	[1]	$ 26,000
Share Capital Transaction 19
Stock Issued		$ 388,151

[1]	Note 5.